Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Parties

Note 12. Related Parties

BO2 Purchase Agreement

In July 2021, Fusemachines Nepal Private Limited entered into the BO2 Purchase Agreement with a related party, BO2, and Mr. Maskey. According to the terms of the BO2 Purchase Agreement, BO2 agreed to invest up to $964.2 thousand in Fusemachines Nepal Private Limited to support the development and growth of the business. In addition, the BO2 Purchase Agreement also included terms and conditions of regulating the management and operation of Fusemachines Nepal Private Limited, their relationship with each other, certain aspects of the business and affairs of, and their dealings with, Fusemachines Nepal Private Limited and BO2’s exit from Fusemachines Nepal Private Limited. The  BO2 Agreement  required Fusemachines Nepal  Private Limited to pay BO2 a one-time arrangement fee of 1.5% exclusive of value added tax (“VAT”) of the BO2’s total investment, and an annual monitoring fee.Fusemachines Nepal Private Limited incurred an initial arrangement fee of  $ 13.7 thousand which was recorded as a reduction to cumulative mandatorily redeemable common and preferred stock liability in the unaudited condensed consolidated interim balance sheet for the periods ended June 30, 2026 , and audited consolidated balance sheet December 31, 2025. Additionally, Fusemachines Nepal Private Limited incurred Nil as an annual monitoring fee for the six months period ended June 30, 2026 and 2025.

January 2024 Related Party Pledge Agreement

In January 2024, Mr. Maskey entered into a pledge agreement (the “January 2024 Related Party Pledge Agreement”) with Consilium Extended Opportunities Fund, LP (“Consilium”). As per the terms of the January 2024 Related Party Pledge Agreement, Mr. Maskey agreed to assign a security interest to Consilium of 3,600,000 shares of common stock held by Mr. Maskey to fully secure the Company’s obligations under the January 2025 Convertible Notes (also see “Note  5- Debt “).

Restricted stock units (RSU)

The Board of Directors has granted restricted stock units (“RSUs”) under the Company’s 2025 Plan. During January 2026, the Company granted 1,217,210 awards under the Plan, the impact of which has been reflected in the Company’s unaudited condensed consolidated interim financial statements for the period ended June 30, 2026.

Restricted stock units are measured at fair value on the grant date and have no purchase price for the recipient. These awards typically vest over periods ranging from one to four years, based on anniversaries of the grant date.

Out of the total units granted, 890,000 RSUs were granted to related parties, including key management personnel (“KMP”), members of the Board of Directors, and other executive employees. These RSUs vest over a period ranging from one to four years in accordance with the terms of the respective grant agreements.

The units to related parties have been accounted for in accordance with ASC 718 and disclosed as related party transactions pursuant to ASC 850.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Note 19. Related Parties

Related Party Convertible Notes

In October 2019 and September 2021, the Company entered into two convertible promissory note agreements with a lender (the “Convertible Notes Payable”). As of December 31, 2024, the lender was considered a principal owner of the Company because it held greater than 10% of the voting common stock. The convertible notes payable, recorded in “Convertible Notes Payable, at Fair Value” in the consolidated balance sheet, amounted to $6,524.0 thousand as of December 31, 2024.

As of December 31, 2025, the obligation under these notes was classified as a related party payable, with a balance of $300 thousands, and is recorded in “Related Party Payable” in the consolidated balance sheet. Refer to “Note 10 – Long-Term Debt,” “Convertible Notes at Fair Value” section for further details.

BO2 Purchase Agreement

In July 2021, Fusemachines Nepal Private Limited entered into the BO2 Purchase Agreement with a related party, BO2, and Mr. Maskey. According to the terms of the BO2 Purchase Agreement, BO2 agreed to invest up to $964.2 thousand in Fusemachines Nepal Private Limited to support the development and growth of the business. (Refer to “Note 8 – Cumulative Mandatorily Redeemable Financial Instruments”). In addition, the BO2 Purchase Agreement also included terms and conditions of regulating the management and operation of Fusemachines Nepal Private Limited, their relationship with each other, certain aspects of the business and affairs of, and their dealings with, Fusemachines Nepal Private Limited and BO2’s exit from Fusemachines Nepal Private Limited. The BO2 Agreement required Fusemachines Nepal Private Limited to pay BO2 a one-time arrangement fee of 1.5% exclusive of value added tax (“VAT”) of the BO2’s total investment, and an annual monitoring fee. Fusemachines Nepal Private Limited incurred an initial arrangement fee of $13.7 thousand which was recorded as a reduction to cumulative mandatorily redeemable common and preferred stock liability in the consolidated balance sheet for the periods ended December 31, 2025, and December 31, 2024. Additionally, Fusemachines Nepal Private Limited incurred $5.0 thousand as an annual monitoring fee for the year ended December 31, 2025 and 2024.

Repurchase and Repayment of 2023 Promissory Notes

In January 2024, the Company repurchased 667,000 shares of its common stock from Mr. Maskey, at a price of $4.352 per share for a total of $2,902.7 thousand. Out of this amount, $902.7 thousand was applied towards repayment of Mr. Maskey’s 2023 Promissory Note including accrued interest and balance of the Repurchase Consideration amounting to $2,000.0 thousand that was paid in cash to Mr. Maskey (see “Note 14 – Stock-based Compensation “).

January 2024 Related Party Pledge Agreement

In January 2024, Mr. Maskey entered into a pledge agreement (the “January 2024 Related Party Pledge Agreement”) with Consilium Extended Opportunities Fund, LP (“Consilium”). As per the terms of the January 2024 Related Party Pledge Agreement, Mr. Maskey agreed to assign a security interest to Consilium of 3,600,000 shares of common stock held by Mr. Maskey to fully secure the Company’s obligations under the January 2024 Convertible Notes (also see “Note 10 – Long-Term Debt “).

2024 Related Party Promissory Notes

During 2024, the Company entered into seven separate promissory notes with Sameer Maskey, the CEO of the Company for aggregate principal amount of $700.0 thousand (refer to “Note 10 – Long-Term Debt “).

Dolma Impact Fund I

In January 2025, the Company amended the convertible note payable to Dolma Impact Fund I (“Dolma”). Pursuant to the amended terms, the maturity date was extended to February 28, 2026. As of December 31, 2025, the related party note payable to Dolma remained outstanding in the amount of $300 thousand and is presented in “Related party notes payable, at fair value, current” in the consolidated balance sheets.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Private Investment in Public Equity (“PIPE”) Financing

On December 23, 2025, Fusemachines Inc. (the “Company”) entered into a Securities Purchase Agreement with Consilium Frontier Equity Fund LP, a related party, pursuant to which the Company issued and sold 588,235 shares of its common stock, par value $0.0001 per share, at a purchase price of $1.70 per share in a private placement transaction (the “PIPE Financing”), resulting in aggregate gross proceeds of $1,000 thousand.

The proceeds were received in cash at closing and the issuance was recorded within stockholders’ equity as permanent equity (refer Note 23 Private Investment in Public Equity (“PIPE”) Financing).